SunAmerica Asset Management Corp.
733 Third Avenue, Third Floor
New York, NY 10017


June 3, 1997


EDGAR Postmaster, BDM: Postmaster


  Re:Style Select Series, Inc.
     Securities Act File No. 333-11283
     Post-Effective Amendment No. 3

Ladies and Gentlemen:

I hereby represent that, with respect to the Prospectus and Statement of Additional
Information of the above-referenced Fund, dated May
30, 1997, no changes were made from the
Prospectus and the Statement of Additional Information contained in of the Post Effective Amendment No. 3 to the Fund's Registration Statement on Form N-1A, which was filed with the Commission on May 30, 1997.

Please provide a Notice of Acceptance for receipt of this filing.


Very truly yours


/s/Robert M. Zakem
Robert M. Zakem
Senior Vice President
and General Counsel